Leases (Tables)	6 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows

The table below summarizes the timing of future cash payments of the Group’s lease liabilities based on contractual undiscounted cash flows as of June 30, 2025:

June 30, 2025
(in USD and thousands)
3 months or less	$11,322
4 to 12 months	33,152
1 to 5 years	145,171
Over 5 years	201,534
Total	$391,179